Leases - Supplemental cash flow information related to leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 136	$ 143	$ 141
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	$ 65	$ 137	$ 121